TAXATION - Effective Income tax reconciliation (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TAXATION
Statutory tax rate		25.00%	25.00%	25.00%
Effect on tax rates in different tax jurisdictions		(18.70%)	(19.10%)	(7.60%)
Changes in valuation allowance		(5.30%)	(7.60%)	(19.50%)
Expired tax loss		(0.30%)	0.00%	(1.40%)
Additional deduction of research and development expense		3.80%	4.40%	6.80%
Others		(3.70%)	(2.40%)	(3.10%)
Effective tax rate	15.00%	0.80%	0.30%	0.20%